Consolidated Statements of Changes in Stockholders' Equity	Common Stock [Member] United States of America, Dollars CNY	Common Stock [Member] CNY	Additional Paid-in Capital [Member] United States of America, Dollars CNY	Additional Paid-in Capital [Member] CNY	Treasury Stock [Member] CNY	Statutory Reserves [Member] United States of America, Dollars CNY	Statutory Reserves [Member] CNY	Retained Earnings [Member] United States of America, Dollars CNY	Retained Earnings [Member] CNY	United States of America, Dollars CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011		2,353,068		225,411,222			3,305,527		(105,063,689)			126,006,128
Balance (in Shares) at Dec. 31, 2011		3,977,221
Exercise of options by employees (in Shares)												0
Ordinary shares repurchase					(1,602,451)							(1,602,451)
Ordinary shares repurchase (in Shares)												(65,045)
Share-based compensation				5,784,391								5,784,391
Appropriation to statutory reserves of eFuture Beijing							2,608,857		(2,608,857)
Net income (loss)									(4,509,616)			(4,509,616)
Balance at Dec. 31, 2012		2,353,068		231,195,613	(1,602,451)		5,914,384		(112,182,162)			125,678,452
Balance (in Shares) at Dec. 31, 2012		3,977,221
Exercise of options by employees (in Shares)												0
Ordinary shares repurchase		(31,070)		(1,571,381)	1,602,451
Ordinary shares repurchase (in Shares)		(65,045)
Issuance of vested restricted shares		4,184		(4,184)
Issuance of vested restricted shares (in Shares)		9,000
Share-based compensation				1,462,882								1,462,882
Appropriation to statutory reserves of eFuture Beijing							1,654,617		(1,654,617)
Net income (loss)									(7,451,510)			(7,451,510)
Balance at Dec. 31, 2013	374,912	2,326,182	37,243,809	231,082,930		1,219,902	7,569,001	(19,548,124)	(121,288,289)	19,290,499		119,689,824
Balance (in Shares) at Dec. 31, 2013	3,921,176	3,921,176
Exercise of options by employees	149	925	8,845	54,880						8,994		55,805
Exercise of options by employees (in Shares)	2,000	2,000									2,000
Issuance of vested restricted shares	4,976	30,871	(4,976)	(30,871)
Issuance of vested restricted shares (in Shares)	66,450	66,450									66,450
Share-based compensation			531,638	3,298,602						531,638		3,298,602
Appropriation to statutory reserves of eFuture Beijing						162,078	1,005,633	(162,078)	(1,005,633)
Net income (loss)								1,190,593	7,387,156	1,190,593	1,190,593	7,387,156
Balance at Dec. 31, 2014	380,037	2,357,978	37,779,316	234,405,541		1,381,980	8,574,634	(18,519,609)	(114,906,766)	21,021,724		130,431,387
Balance (in Shares) at Dec. 31, 2014	3,989,626	3,989,626